Schedule of Investments (unaudited) June 30, 2020	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 3.7%
Verbund AG	600,598	$26,888,028

Canada — 9.6%
Boralex Inc., Class A	1,232,785	27,968,470
Canadian Solar Inc.(a)(b)	765,857	14,758,065
Innergex Renewable Energy Inc.	1,886,634	26,457,202

		69,183,737

China — 9.3%
GCL-Poly Energy Holdings Ltd.(a)(b)	223,642,000	6,319,323
JinkoSolar Holding Co. Ltd., ADR(a)(b)	530,533	9,395,740
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	12,849,832	11,008,765
Xinyi Solar Holdings Ltd.	42,556,000	40,302,310

		67,026,138

Denmark — 4.2%
Vestas Wind Systems A/S	295,118	30,036,799

France — 2.9%
Neoen SA(a)(b)(c)	521,865	21,100,777

Germany — 2.9%
Encavis AG(b)	1,419,373	20,692,311

Israel — 1.5%
Energix-Renewable Energies Ltd.(a)	2,830,606	10,583,233

Italy — 1.6%
Falck Renewables SpA	1,938,279	11,842,761

New Zealand — 8.4%
Contact Energy Ltd.	7,564,517	30,484,059
Meridian Energy Ltd.	9,825,189	30,423,085

		60,907,144

Norway — 3.5%
Scatec Solar ASA(c)	1,539,223	24,954,336

Spain — 6.0%
Siemens Gamesa Renewable Energy SA(a)	1,713,402	30,367,150
Solaria Energia y Medio Ambiente SA(a)	1,017,890	12,941,513

		43,308,663

United Kingdom — 3.9%
Atlantica Sustainable Infrastructure PLC	979,493	28,503,246

United States — 34.9%
Enphase Energy Inc.(a)(b)	728,902	34,673,868
First Solar Inc.(a)(b)	683,833	33,849,734
Ormat Technologies Inc.(b)	409,045	25,970,267
Plug Power Inc.(a)(b)	4,906,974	40,286,257

Security	Shares	Value

United States (continued)
Renewable Energy Group Inc.(a)(b)	647,433	$16,043,390
SolarEdge Technologies Inc.(a)(b)	287,615	39,915,210
SunPower Corp.(a)(b)	1,452,234	11,124,112
Sunrun Inc.(a)(b)	1,294,709	25,531,661
TerraForm Power Inc., Class A	1,320,578	24,351,458

		251,745,957

Total Common Stocks — 92.4% (Cost: $542,998,058)		666,773,130

Preferred Stocks

Brazil — 7.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS(b)	15,573,875	31,926,444
Cia. Paranaense de Energia, Class B, Preference Shares, ADR	1,683,039	19,119,323

		51,045,767

Total Preferred Stocks — 7.1% (Cost: $61,520,925)		51,045,767

Short-Term Investments

Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	116,736,128	116,887,885
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	360,000	360,000

		117,247,885

Total Short-Term Investments — 16.3% (Cost: $117,162,149)		117,247,885

Total Investments in Securities — 115.8% (Cost: $721,681,132)		835,066,782

Other Assets, Less Liabilities — (15.8)%		(113,724,135)

Net Assets — 100.0%		$721,342,647

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	73,148,682	43,587,446	116,736,128	$116,887,885	$224,768	(b)	$36,546		$94,519
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	(100,000)	360,000	360,000	137		—		—

				$117,247,885	$224,905		$36,546		$94,519

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	4	07/30/20	$626	$(6,656)
S&P 500 E-Mini Index	18	09/18/20	2,781	20,695

				$14,039

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$666,773,130	$—	$—	$666,773,130
Preferred Stocks	51,045,767	—	—	51,045,767
Money Market Funds	117,247,885	—	—	117,247,885

	$835,066,782	$—	$—	$835,066,782

Derivative financial instruments(a)
Assets
Futures Contracts	$20,695	$—	$—	$20,695
Liabilities
Futures Contracts	(6,656)	—	—	(6,656)

	$14,039	$—	$—	$14,039

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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